CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF CASH FLOWS
Acquisition of business, cash acquired	$ 1,379,343	$ 2,221,266